Cash and Bank Balances (Details)	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2024 USD ($)
Cash and Bank Balances [Abstract]
Interest rate on fixed deposit	2.80%	2.65%
Deposit term for fixed deposits at banks	365 days	365 days
Fixed deposit	RM 330,214	RM 321,643	$ 70,024